Revenue (Details Narrative) - USD ($)	3 Months Ended					6 Months Ended				12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Mar. 31, 2025	Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025		Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Revenues	$ 1,794,000		$ 2,034,000			$ 3,673,000		$ 3,987,000		$ 7,714,000		$ 8,811,000
Deferred revenue, revenue recognized										53,700		20,600
Capitalized contract cost	18,000.0					18,000.0				18,900		21,900
Other assets	2,600					2,600				3,200		5,000
Capitalized contract cost amortization	7,000.0		6,600			15,600		15,900		31,100		36,200
Deferred revenue recognized
Deferred revenue					$ 53,700							53,700
AI Solutions [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,784,000	[1]	1,913,000	[1]		3,656,000	[1]	3,866,000	[1]	7,581,000	[2]	8,811,000	[2]
AI Education Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 10,000		$ 121,000			$ 17,000		$ 121,000		$ 133,000

[1]	AI Solutions (Products and Services) includes both software product revenues and related services. Product revenue represents an insignificant portion of total revenue for the periods presented and, accordingly, has not been separately disclosed.
[2]	AI Solutions (Products and Services) includes both software product revenues and related services. Product revenue represents an insignificant portion of total revenue for the periods presented and, accordingly, has not been separately disclosed.